WARRANT AND OPTION LIABILITY (Tables)	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
Schedule of warrant liability activity

	Weighted Average exercise price	Number of warrants	Warrant liability
	CAD$	#	$
Balance December 31, 2022	0.14	24,935,560	1,016,560
Warrants issued	0.10	14,720,303	533,874
Warrants expired	0.15	(264,810)	(5,791)
Fair value adjustment for warrants outstanding			(1,410,748)
Balance, December 31, 2023	0.12	39,391,053	133,895
Warrants issued	0.10	15,540,000	421,356
Warrants expired	0.14	(18,420,750)	(29,827)
Fair value adjustment for warrants outstanding			60,590
Balance December 31, 2024	0.11	36,510,303	586,014
Warrants issued	0.12	2,141,000	63,036
Warrants expired	0.10	(25,970,303)	(50,482)
Fair value adjustment for warrants outstanding			(254,270)
Balance, June 30, 2025	0.12	12,681,000	344,298
Current portion			0
Non-current portion			344,298

Schedule of outstanding and exercisable warrants

Expiry date	Number of warrants outstanding	Weighted average exercise price	Weighted average remaining life
	#	CAD$	Years
October 25, 2027	6,000,000	0.12	2.32
December 3, 2027	3,230,000	0.12	2.43
December 23, 2027	1,310,000	0.12	2.48
October 25, 2026	480,000	0.12	1.32
June 30, 2028	1,661,000	0.12	3.00
	12,681,000	0.12	2.42